Note R - Earnings Per Share	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

4.                EARNINGS (LOSS) PER SHARE COMMON STOCK (“EPS”)

The Company’s basic EPS is calculated using net income (loss) available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The reconciliation of the numerators of the basic and diluted EPS calculations was as follows for both of the following three and nine month periods ended September 30:

	Three Months ended September 30,		Nine Months ended September 30,
	2013	2012	2013	2012
Basic Numerator:

(Loss) available to common stockholders	$(782,554)	$(232,609)	$(1,652,963)	$(482,530)

Basic Denominator	89,844,062	78,155,413	86,194,591	78,155,413
Per Share Amount	$(0.01)	$0.00	$(0.02)	$(0.01)

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Potentially dilutive Stock Options	2,802,392	-	2,027,713	-
Potentially dilutive Warrants	817,072	-	174,477	-
Total	3,619,464	-	2,202,190	-

Items excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Three Months Ended September 30,		Nine Months Ended September 30,
	2013	2012	2013	2012

Stock options	410,000	4,575,749	410,000	4,575,749
Warrants	3,500,006	8,250,000	11,750,006	8,250,000
Total	3,910,006	12,825,749	12,160,006	12,825,749

NOTE R—EARNINGS PER SHARE (EPS)

The Company’s basic EPS is calculated using net income (loss) available to common shareholders and the weighted-average number of shares outstanding during the reporting period. Diluted EPS includes the effect from potential issuance of common stock, such as stock issuable pursuant to the exercise of stock options and warrants and the assumed conversion of convertible notes and preferred stock.

The following table summarizes the securities that were excluded from the diluted per share calculation because the effect of including these potential shares was antidilutive even though the exercise price was less than the average market price of the common shares.

	Years ended December 31,
	2012	2011

Stock Options	—	379,865

Potentially dilutive securities	—	379,865

Items excluded from the diluted per share calculation because the exercise price was greater than the average market price of the common shares:

	Years ended December 31,
	2012	2011

Stock options	3,262,272	3,087,140
Warrants	8,250,000	8,250,000

Total	11,512,272	11,337,140